SCHEDULE OF ACTIVITY RELATED TO SHARES AVAILABLE FOR GRANT UNDER THE 2000 PLAN AND 2010 PLAN (Details) - shares shares in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Shares available at beginning of period	165,861		248,613
Shares added to plan	333,333
Options forfeited	292,809	201,275
Options granted	(397,503)	(174,175)
Restricted stock units forfeited		346
Shares expired	(42,049)	(8,404)
Stock Option Plan 2010 [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Shares available at beginning of period
Shares added to plan
Options forfeited	41,950	2,650
Options granted
Restricted stock units forfeited
Restricted stock units granted
Shares expired	(41,950)	(2,650)
Stock Option Plan 2019 [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Shares available at beginning of period	165,861	238,432	248,613
Shares added to plan	333,333
Options forfeited	250,859	198,625
Options granted	(397,503)	(174,175)
Restricted stock units forfeited		346
Restricted stock units granted	(259,161)	(29,223)
Shares expired	(99)	(5,754)